Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income (Details) [Line Items]
Tax rate percentage	16.00%
Development area percentage	7.50%
Carryforward losses (in Dollars)	$ 160,035
Israel Tax Authority [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%